Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,838,621.92
Total Fee Amount	668.21
Total Offset Amount	0.00
Net Fee	$ 668.21
Offering Table N/A
Offset Table N/A	N/A